Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The following table and related disclosures provide further “pay versus performance” disclosure with respect to our Chief Executive Officer, also referred to as our principal executive officer (“PEO”), and our other NEOs, as contemplated by Item 402(v) of Regulation S-K.

	Summary		Average Summary Compensation	Average	Value of Initial Fixed $100 Investment Based On:
Year	Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Table Total for Non- PEO NEOs[3]	Compensation Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Income (millions)[7]	Income from Operations (millions)[8]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$3,780,990	$4,205,544	$911,587	$1,039,609	$210	$116	$57.7	$67.9
2024	$3,235,558	$8,321,039	$1,106,355	$2,845,528	$236	$109	$44.0	$52.3
2023	$2,220,797	$4,433,645	$956,474	$1,680,471	$144	$100	$30.1	$36.7
2022	$1,940,112	$2,426,823	$876,242	$984,574	$116	$97	$20.6	$26.8
2021	$1,982,030	$5,341,607	$905,073	$1,704,467	$125	$121	$26.9	$36.4

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for George W. LeMaitre (our Chief Executive Officer or PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation –Summary Compensation Table.”
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. LeMaitre, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the average amount of compensation earned by or paid to Mr. LeMaitre during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average compensation for Mr. LeMaitre for each year to determine the compensation actually paid:

Company Selected Measure Name	Income fromOperations
PEO Total Compensation Amount	$ 3,780,990	$ 3,235,558	$ 2,220,797	$ 1,940,112	$ 1,982,030
PEO Actually Paid Compensation Amount	$ 4,205,544	8,321,039	4,433,645	2,426,823	5,341,607
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(x)	Equity Award Adjustments(y)	Compensation Actually Paid to PEO
2025	$3,780,990	$(2,100,000)	$2,524,554	$4,205,544
2024	$3,235,558	$(2,000,000)	$7,085,481	$8,321,039
2023	$2,220,797	$(1,100,000)	$3,312,848	$4,433,645
2022	$1,940,112	$(1,100,000)	$1,586,711	$2,426,823
2021	$1,982,030	$(1,100,000)	$4,459,577	$5,341,607

(x)
Represents the grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Because we do not maintain a pension in which any NEO participates, no adjustments from the SCT total related to pension value are needed to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K.
(y)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$2,001,555	$(764,048)	$—	$1,287,047	$—	$—	$2,524,554
2024	$1,737,603	$1,989,559	$—	$3,358,320	$—	$—	$7,085,481
2023	$1,160,658	$522,974	$—	$1,629,216	$—	$—	$3,312,848
2022	$1,065,968	$(357,456)	$1,759	$1,161,759	$(286,647)	$1,329	$1,586,711
2021	$1,157,309	$703,308	$2,304	$2,596,656	$—	$—	$4,459,577

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. LeMaitre, who has served as our CEO in each of the covered years) in the “Total” column of the Summary Compensation Table in each applicable year. For each of the reported years, the names of each of the NEOs (excluding Mr. LeMaitre) included for purposes of calculating the average amounts in each applicable year are David B. Roberts, Joseph P. Pellegrino, and Trent G. Kamke and for 2025 only, Dorian P. LeBlanc.
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” (“CAP”) to the NEOs as a group (excluding Mr. LeMaitre), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. LeMaitre) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average compensation for the NEOs as a group (excluding Mr. LeMaitre) for each year to determine the compensation actually paid:

Non-PEO NEO Average Total Compensation Amount	$ 911,587	1,106,355	956,474	876,242	905,073
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,039,609	2,845,528	1,680,471	984,574	1,704,467
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards(x)	Average Equity Award Adjustments(y)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$911,587	$(421,250)	$549,273	$1,039,609
2024	$1,106,355	$(530,000)	$2,269,173	$2,845,528
2023	$956,474	$(408,333)	$1,132,330	$1,680,471
2022	$876,242	$(408,333)	$516,666	$984,574
2021	$905,073	$(408,333)	$1,207,728	$1,704,467

(x)
Represents the grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Because we do not maintain a pension in which any NEO participates, no adjustments from the SCT total related to pension value are needed to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K.
(y)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$398,295	$(173,816)	$4,586	$320,208	$—	$—	$549,273
2024	$460,451	$697,979	$—	$1,110,744	$—	$—	$2,269,173
2023	$430,777	$178,470	$—	$523,083	$—	$—	$1,132,330
2022	$395,661	$(108,829)	$6,860	$328,914	$(106,362)	$422	$516,666
2021	$429,021	$198,028	$384	$580,295	$—	$—	$1,207,728

(5)
Company total shareholder return (“TSR”) is calculated to show the cumulative stockholder return on our common stock during the covered period, including reinvestment of dividends.
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: iShares US Medical Devices ETF Index (Ticker: IHI).
(7)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(8)
The dollar amounts reported represent the amount of income from operations reflected in our audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid Versus Total Shareholder Return

As shown in the chart below, the PEO and other NEOs’ compensation actually paid (“CAP”) amounts are aligned with the Company’s TSR. This is partly due to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Income As shown in the chart below, there is some correlation between the Company’s net income and the PEO and other NEOs’ CAP each year.
Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid Versus Company-Selected Measure

The chart below compares the PEO and other NEOs’ CAP to our Company Selected Measure (“CSM”), income from operations, which indicates there is a relationship between this CSM and CAP.

Total Shareholder Return Vs Peer Group

Total Shareholder Return: Company Versus Peer Group

As shown in the chart below, the Company's 5-year cumulative TSR is greater than the companies included in our Peer Group, the iShares US Medical Devices ETF Index (Ticker: IHI).

*$100 invested on 12/31/20 in stock or index, including reinvestment of dividends. Fiscal year ending December 31.

Tabular List, Table

Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The most important financial performance measures we used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

•
Net sales;
•
Income from operations; and
•
Net income.

Total Shareholder Return Amount	$ 210	236	144	116	125
Peer Group Total Shareholder Return Amount	116	109	100	97	121
Net Income (Loss)	$ 57,700	$ 44,000	$ 30,100	$ 20,600	$ 26,900
Company Selected Measure Amount	67,900	52,300	36,700	26,800	36,400
PEO Name	LeMaitre	LeMaitre	LeMaitre	LeMaitre	LeMaitre
Measure:: 1
Pay vs Performance Disclosure
Name	Net sales
Measure:: 2
Pay vs Performance Disclosure
Name	Income from operations
Measure:: 3
Pay vs Performance Disclosure
Name	Net income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,100,000)	$ (2,000,000)	$ (1,100,000)	$ (1,100,000)	$ (1,100,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,524,554	7,085,481	3,312,848	1,586,711	4,459,577
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,001,555	1,737,603	1,160,658	1,065,968	1,157,309
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(764,048)	1,989,559	522,974	(357,456)	703,308
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	1,759	2,304
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,287,047	3,358,320	1,629,216	1,161,759	2,596,656
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(286,647)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	1,329	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(421,250)	(530,000)	(408,333)	(408,333)	(408,333)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	549,273	2,269,173	1,132,330	516,666	1,207,728
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	398,295	460,451	430,777	395,661	429,021
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(173,816)	697,979	178,470	(108,829)	198,028
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,586	0	0	6,860	384
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	320,208	1,110,744	523,083	328,914	580,295
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(106,362)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 422	$ 0